Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable [Line Items]
Total accounts receivable, net	$ 1,712,430	$ 1,919,379
Less: allowance for doubtful accounts	(1,122,743)	(693,639)
Less than 3 months [Member]
Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable [Line Items]
Total accounts receivable, net	1,716,641	1,257,643
More than 3 months and less than 12 months [Member]
Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable [Line Items]
Total accounts receivable, net	6,458	468,406
More than 12 months [Member]
Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable [Line Items]
Total accounts receivable, net	$ 1,112,074	$ 886,969